SHORT-TERM BORROWINGS AND LONG-TERM LOAN (Narrative) (Details) ¥ in Thousands	1 Months Ended
	Apr. 30, 2014 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Short-term Debt [Line Items]
Short-term Debt		¥ 50,000	$ 7,685,000		¥ 60,000
SNTON Group [Member]
Short-term Debt [Line Items]
Additional Interest Rate Above Benchmark Rate	20.00%
Accounts Payable, Related Parties, Noncurrent | ¥	¥ 105,000
Short-term Debt | $				$ 20,000